Consolidated Statements of Cash Flow	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Operating activities
Net loss for the period	$ (33,892,398)	$ (1,548,191)
Adjustments for:
Depreciation	57,613	59,147
Stock-based compensation	26,388,515	344,971
Accretion on notes payable	54,655	266,308
Interest expense on credit revolver and suppliers	145,140	144,562
Fair value adjustment on restructuring note payable		(29,052)
Unrealized foreign exchange gain on notes payable	(112,997)	(890,992)
Foreign exchange loss on other assets and liabilities	1,645,796	234,681
Provision		(9,465)
Changes in non-cash working capital items:
Receivables and other assets	(287,074)	(137,804)
Amounts payable and other liabilities	1,568,072	(811,619)
Other taxes	171,243	(41,314)
Net cash used in operating activities	(4,261,435)	(2,418,768)
Investing activities
Addition to exploration and evaluation assets	(9,706,901)	(1,350,812)
Purchase of property and equipment	(8,893,858)	(1,848)
Net cash used in investing activities	(18,600,759)	(1,352,660)
Financing activities
Proceeds from warrants exercised	132,000
Repayment of note payable	(1,875,578)	(1,025,952)
Lease payments	(32,893)	(35,231)
Revolving credit facility	(2,755,906)	2,281,983
Issuance of common shares	169,685,930	16,396,234
Net cash provided by financing activities	165,153,553	17,617,034
Effect of exchange rate changes on cash held in foreign currency	(1,529,339)	(406,222)
Net increase in cash	140,762,020	13,439,384
Cash, beginning of period	13,543,024	103,640
Cash, end of period	$ 154,305,044	$ 13,543,024